ACCRUED AND OTHER LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Sales tax payable	$ 8,924	$ 4,666
Accrued interest payable	4,806	4,363
Payroll tax liabilities	114,448	125,476
Total accrued liabilities	$ 128,178	$ 134,505